Intangible Assets - Summary of Intangible Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Disclosure Of Intangible Assets [Line Items]
Cost	¥ 5,286	¥ 3,730		¥ 2,696
Accumulated amortization	(2,457)	(1,710)		(1,074)
Net book amount	2,829	2,020		1,622
Opening net book amount	2,020	1,622
Additions	1,064	889
Business combinations	524	146
Amortization charge	(779)	(637)	¥ (434)
Closing net book amount	2,829	2,020	1,622
Domain Name Trademark And Internet Audio Video Program Transmission License
Disclosure Of Intangible Assets [Line Items]
Cost	1,557	1,340		1,340
Accumulated amortization	(651)	(519)		(403)
Net book amount	906	821		937
Opening net book amount	821	937
Business combinations	217
Amortization charge	(132)	(116)
Closing net book amount	906	821	937
Copyrights [Member]
Disclosure Of Intangible Assets [Line Items]
Cost	2,672	1,554		544
Accumulated amortization	(1,011)	(524)		(170)
Net book amount	1,661	1,030		374
Opening net book amount	1,030	374
Additions	1,036	876
Business combinations	112	145
Amortization charge	(517)	(365)
Closing net book amount	1,661	1,030	374
Supplier resources [Member]
Disclosure Of Intangible Assets [Line Items]
Cost	335	335		335
Accumulated amortization	(278)	(226)		(175)
Net book amount	57	109		160
Opening net book amount	109	160
Amortization charge	(52)	(51)
Closing net book amount	57	109	160
Corporate Customer Relationships
Disclosure Of Intangible Assets [Line Items]
Cost	204	185		185
Accumulated amortization	(188)	(181)		(141)
Net book amount	16	4		44
Opening net book amount	4	44
Business combinations	19
Amortization charge	(7)	(40)
Closing net book amount	16	4	44
Non-compete agreements [Member]
Disclosure Of Intangible Assets [Line Items]
Cost	161	156		156
Accumulated amortization	(143)	(138)		(104)
Net book amount	18	18		52
Opening net book amount	18	52
Business combinations	5
Amortization charge	(5)	(34)
Closing net book amount	18	18	52
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Cost	357	160		136
Accumulated amortization	(186)	(122)		(81)
Net book amount	171	38		¥ 55
Opening net book amount	38	55
Additions	28	13
Business combinations	171	1
Amortization charge	(66)	(31)
Closing net book amount	¥ 171	¥ 38	¥ 55